Income Taxes - Schedule of Loss Before Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic					$ (1,105,947)	$ (2,287,692)
Loss before provision for income taxes	$ (438,788)	$ (106,866)	$ (3,118,429)	$ (1,018,198)	$ (1,105,947)	$ (2,287,692)